Shareholder's Equity (Tables)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Summary Of Ordinary Shares Reserved For Future Issuance

The Company has reserved for future issuance the following number of ordinary shares as of September 30, 2020:

Amended 2019 Plan	55,898,342
2020 ADs Plan	22,709,556
Employee Share Purchase Plan	8,339,773
Conversion of ordinary share warrant	500,000
Total	87,447,671